SHARE BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF SUMMARY OF WARRANTS

A summary of warrants for the three months ended March 31, 2023 is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2022	278,333,333	0.0223
Warrants granted	136,000,000	0.0045
Warrants exercised	(67,164,179)	0.0045
Warrants expired or forfeited	-	-
Balance outstanding, March 31, 2023	347,169,154	$0.0188
Balance exercisable, March 31, 2023	347,169,154	$0.0188

A summary of warrants for the years ended December 31, 2022 and 2021, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2020	20,000,000	$0.05
Warrants granted	150,000,000	0.03
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2021	170,000,000	0.03
Warrants granted	108,333,333	.0065
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2022	278,333,333	$0.0223
Balance exercisable, December 31, 2022	278,333,333	$0.0223

SCHEDULE OF OUTSTANDING WARRANTS

Information relating to outstanding warrants at March 31, 2023, summarized by exercise price, is as follows:

	Outstanding			Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$0.0045	168,835,821	4.85	$0.0045	168,835,821	$0.0045
$0.03	158,333,333	1.26	$0.03	158,333,333	$0.03
$0.05	20,000,000	0.12	$0.05	20,000,000	$0.05
	347,169,154	2.94	$0.0188	347,169,154	$0.0188

Information relating to outstanding warrants at December 31, 2022, summarized by exercise price, is as follows:

	Outstanding			Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$0.0045	100,000,000	4.58	$0.0045	100,000,000	$0.0045
$0.03	158,333,333	1.51	$0.03	158,333,333	$0.03
$0.05	20,000,000	0.37	$0.05	20,000,000	$0.02
	278,333,333	2.53	$0.03	278,333,333	$0.03

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF WARRANT

The fair value of each warrant on the date of grant was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	2022	2021

Exercise Price	$0.03	$0.05
Stock Price	$0.017	$0.016
Risk-free interest rate	2.21%	0.53%
Expected volatility	132%	214%
Expected life (in years)	3.0	3.0
Expected dividend yield	0%	0%